Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AIM Growth Series (Invesco Growth Series)
Entity Central Index Key	0000202032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Invesco Active Allocation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class A
Trading Symbol	OAAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class A)	$ 24	0.46%
*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 1,943,269,971
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Active Allocation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class C
Trading Symbol	OAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class C)	$ 63	1.22%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.22%	[1]
Net Assets	$ 1,943,269,971
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Active Allocation Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R
Trading Symbol	OAANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R)	$ 37	0.72%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,943,269,971
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Active Allocation Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class Y
Trading Symbol	OAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class Y)	$ 11	0.22%
*	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 1,943,269,971
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Active Allocation Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R5
Trading Symbol	PAAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R5)	$ 7	0.14%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 1,943,269,971
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Active Allocation Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Active Allocation Fund
Class Name	Class R6
Trading Symbol	PAAQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Active Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Active Allocation Fund (Class R6)	$ 7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 1,943,269,971
Holdings Count | Holding	75
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,943,269,971
Total number of portfolio holdings	75
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised Th e Fu nd's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Convertible Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class A
Trading Symbol	CNSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class A)	$ 49	0.96%
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 721,319,799
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.

Invesco Convertible Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class C
Trading Symbol	CNSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class C)	$ 88	1.71%
*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%	[1]
Net Assets	$ 721,319,799
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.

Invesco Convertible Securities Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class Y
Trading Symbol	CNSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class Y)	$ 36	0.71%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 721,319,799
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.

Invesco Convertible Securities Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class R5
Trading Symbol	CNSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R5)	$ 34	0.67%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 721,319,799
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.

Invesco Convertible Securities Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Convertible Securities Fund
Class Name	Class R6
Trading Symbol	CNSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Convertible Securities Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Convertible Securities Fund (Class R6)	$ 31	0.60%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 721,319,799
Holdings Count | Holding	127
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 721,319,799
Total number of portfolio holdings	127
Portfolio turnover rate	48%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Bank of America Corp., Series L, Conv. Pfd., 7.25%	3.25%
Boeing Co. (The), Conv. Pfd., 6.00%	3.08%
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	2.73%
MicroStrategy, Inc., Conv., 0.63%, 09/15/2027	2.24%
Uber Technologies, Inc., Series 2028, Conv., 0.88%, 12/01/2028	2.23%
Welltower OP LLC, Conv., 3.13%, 07/15/2029	2.06%
Carnival Corp., Conv., 5.75%, 12/01/2027	1.88%
Southern Co. (The), Conv., 4.50%, 06/15/2027	1.70%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028	1.62%
Apollo Global Management, Inc., Conv. Pfd., 6.75%, 07/31/2026	1.53%
* Excluding money market fund holdings, if any.

Invesco Income Allocation Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class A
Trading Symbol	ALAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class A)	$ 23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 323,070,237
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Income Allocation Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class C
Trading Symbol	CLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class C)	$ 61	1.20%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 323,070,237
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]	Asset allocation (% of net assets)
Invesco Income Allocation Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R
Trading Symbol	RLIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R)	$ 36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 323,070,237
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Income Allocation Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class Y
Trading Symbol	ALAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class Y)	$ 10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 323,070,237
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Income Allocation Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R5
Trading Symbol	ILAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R5)	$ 8	0.16%
*	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[1]
Net Assets	$ 323,070,237
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Income Allocation Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Income Allocation Fund
Class Name	Class R6
Trading Symbol	IIASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Income Allocation Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Income Allocation Fund (Class R6)	$ 5	0.09%
*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
Net Assets	$ 323,070,237
Holdings Count | Holding	20
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 323,070,237
Total number of portfolio holdings	20
Portfolio turnover rate	3%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco International Diversified Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class A
Trading Symbol	OIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class A)	$ 23	0.44%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 1,527,406,554
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00

Invesco International Diversified Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class C
Trading Symbol	OIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class C)	$ 63	1.19%
*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 1,527,406,554
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00

Invesco International Diversified Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R
Trading Symbol	OIDNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R)	$ 37	0.69%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 1,527,406,554
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00

Invesco International Diversified Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class Y
Trading Symbol	OIDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class Y)	$ 10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 1,527,406,554
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00

Invesco International Diversified Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R5
Trading Symbol	INDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R5)	$ 7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 1,527,406,554
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00

Invesco International Diversified Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco International Diversified Fund
Class Name	Class R6
Trading Symbol	OIDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco International Diversified Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco International Diversified Fund (Class R6)	$ 3	0.06%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 1,527,406,554
Holdings Count | Holding	5
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,527,406,554
Total number of portfolio holdings	5
Portfolio turnover rate	1%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Portfolio composition

(% of total investments)
Invesco International Small-Mid Company Fund, Class R6	30.23%
Invesco EQV International Equity Fund, Class R6	24.99
Invesco Oppenheimer International Growth Fund, Class R6	24.88
Invesco Developing Markets Fund, Class R6	19.90
Invesco International Growth Focus ETF	0.00

Invesco Main Street Mid Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class A
Trading Symbol	OPMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class A)	$ 53	1.05%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 2,504,129,039
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%

Holdings [Text Block]
What Comp
rise
d The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class C
Trading Symbol	OPMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class C)	$ 91	1.81%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.81%	[1]
Net Assets	$ 2,504,129,039
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R
Trading Symbol	OPMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R)	$ 66	1.31%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%	[1]
Net Assets	$ 2,504,129,039
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten ho
ldi
ngs*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten ho
ldi
ngs*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class Y
Trading Symbol	OPMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class Y)	$ 41	0.81%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 2,504,129,039
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R5
Trading Symbol	MSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R5)	$ 38	0.75%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 2,504,129,039
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%

Holdings [Text Block]
What Com
p
rised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.

Invesco Main Street Mid Cap Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Mid Cap Fund®
Class Name	Class R6
Trading Symbol	OPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Mid Cap Fund ® (Class R6)	$ 34	0.68%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 2,504,129,039
Holdings Count | Holding	95
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,504,129,039
Total number of portfolio holdings	95
Portfolio turnover rate	20%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Royal Caribbean Cruises Ltd.	2.20%
Howmet Aerospace, Inc.	1.98%
M&T Bank Corp.	1.69%
Raymond James Financial, Inc.	1.69%
Electronic Arts, Inc.	1.57%
Curtiss-Wright Corp.	1.54%
Hartford Insurance Group, Inc. (The)	1.51%
Equitable Holdings, Inc.	1.49%
Cheniere Energy, Inc.	1.47%
PPL Corp.	1.45%
* Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class A
Trading Symbol	OSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class A)	$ 53	1.07%
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 2,043,115,233
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class C
Trading Symbol	OSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class C)	$ 91	1.82%
*	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.82%	[1]
Net Assets	$ 2,043,115,233
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R
Trading Symbol	OSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R)	$ 66	1.32%
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.32%	[1]
Net Assets	$ 2,043,115,233
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class Y
Trading Symbol	OSCYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class Y)	$ 41	0.82%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 2,043,115,233
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R5
Trading Symbol	MNSQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R5)	$ 38	0.76%
*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 2,043,115,233
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.

Invesco Main Street Small Cap Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Main Street Small Cap Fund®
Class Name	Class R6
Trading Symbol	OSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Main Street Small Cap Fund ® (Class R6)	$ 34	0.69%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 2,043,115,233
Holdings Count | Holding	100
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 2,043,115,233
Total number of portfolio holdings	100
Portfolio turnover rate	24%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top t
en
holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top t
en
holdings*

(% of net assets)
AutoNation, Inc.	2.20%
Itron, Inc.	2.04%
Wintrust Financial Corp.	1.93%
Casella Waste Systems, Inc., Class A	1.77%
Zurn Elkay Water Solutions Corp.	1.68%
Belden, Inc.	1.64%
Enpro, Inc.	1.58%
ESAB Corp.	1.53%
PennyMac Financial Services, Inc.	1.53%
American Healthcare REIT, Inc.	1.52%
* Excluding money market fund holdings, if any.

Invesco Quality Income Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class A
Trading Symbol	VKMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class A)	$ 45	0.89% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1],[2]
Net Assets	$ 510,961,063
Holdings Count | Holding	674
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.

Invesco Quality Income Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class C
Trading Symbol	VUSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class C)	$ 83	1.65% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.65%	[1],[2]
Net Assets	$ 510,961,063
Holdings Count | Holding	674
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.

Invesco Quality Income Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R
Trading Symbol	VUSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R)	$ 58	1.15% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[1],[2]
Net Assets	$ 510,961,063
Holdings Count | Holding	674
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.

Invesco Quality Income Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class Y
Trading Symbol	VUSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class Y)	$ 33	0.65% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1],[2]
Net Assets	$ 510,961,063
Holdings Count | Holding	674
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.

Invesco Quality Income Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R5
Trading Symbol	VUSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R5)	$ 31	0.61%
*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 510,961,063
Holdings Count | Holding	674
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.

Invesco Quality Income Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Quality Income Fund
Class Name	Class R6
Trading Symbol	VUSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Quality Income Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Quality Income Fund (Class R6)	$ 27	0.54%
*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 510,961,063
Holdings Count | Holding	674
Investment Company, Portfolio Turnover	172.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 510,961,063
Total number of portfolio holdings	674
Portfolio turnover rate	172%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.
Security type allocation

(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Uniform Mortgage-Backed Securities, TBA, 6.00%, 07/01/2055	4.45%
Government National Mortgage Association, TBA, 5.50%, 07/01/2055	3.89%
Government National Mortgage Association, TBA, 2.00%, 07/01/2055	3.74%
Government National Mortgage Association, TBA, 2.50%, 07/01/2055	3.68%
Government National Mortgage Association, TBA, 3.00%, 07/01/2055	2.85%
Government National Mortgage Association, TBA, 5.00%, 07/01/2055	2.78%
Federal Home Loan Mortgage Corp., 2.50%, 10/01/2051	2.77%
Federal Home Loan Mortgage Corp., 5.50%, 11/01/2052	2.11%
Federal Home Loan Mortgage Corp., 2.00%, 05/01/2051	2.07%
Federal Home Loan Mortgage Corp., 2.50%, 04/01/2052	2.01%
* Excluding money market fund holdings, if any.

Invesco Select Risk: Conservative Investor Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class A
Trading Symbol	OACIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class A)	$ 21	0.41%
*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
Net Assets	$ 360,026,538
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Conservative Investor Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class C
Trading Symbol	OCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class C)	$ 59	1.17%
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 360,026,538
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Conservative Investor Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R
Trading Symbol	ONCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R)	$ 34	0.67%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 360,026,538
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Conservative Investor Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class Y
Trading Symbol	OYCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class Y)	$ 9	0.17%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 360,026,538
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Conservative Investor Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R5
Trading Symbol	PXCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R5)	$ 4	0.07%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 360,026,538
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Conservative Investor Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Conservative Investor Fund
Class Name	Class R6
Trading Symbol	PXCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Conservative Investor Fund (Class R6)	$ 4	0.07%
*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[1]
Net Assets	$ 360,026,538
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 360,026,538
Total number of portfolio holdings	25
Portfolio turnover rate	17%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Growth Investor Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class A
Trading Symbol	AADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class A)	$ 22	0.42%
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 1,008,822,183
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Growth Investor Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class C
Trading Symbol	AADCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class C)	$ 60	1.17%
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 1,008,822,183
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Growth Investor Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R
Trading Symbol	AADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R)	$ 34	0.67%
*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 1,008,822,183
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Growth Investor Fund - Class S
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class S
Trading Symbol	AADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class S)	$ 16	0.32%
*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 1,008,822,183
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Growth Investor Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class Y
Trading Symbol	AADYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class Y)	$ 9	0.17%
*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[1]
Net Assets	$ 1,008,822,183
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Growth Investor Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R5
Trading Symbol	AADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R5)	$ 7	0.14%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 1,008,822,183
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Growth Investor Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Growth Investor Fund
Class Name	Class R6
Trading Symbol	AAESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Growth Investor Fund (Class R6)	$ 3	0.06%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 1,008,822,183
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,008,822,183
Total number of portfolio holdings	25
Portfolio turnover rate	24%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: High Growth Investor Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class A
Trading Symbol	OAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class A)	$ 18	0.35% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1],[2]
Net Assets	$ 852,504,683
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: High Growth Investor Fund Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class C
Trading Symbol	OCAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class C)	$ 57	1.11% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1],[2]
Net Assets	$ 852,504,683
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: High Growth Investor Fund Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R
Trading Symbol	ONAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R)	$ 31	0.61% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1],[2]
Net Assets	$ 852,504,683
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: High Growth Investor Fund Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class Y
Trading Symbol	OYAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class Y)	$ 6	0.11% †
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[1],[2]
Net Assets	$ 852,504,683
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: High Growth Investor Fund Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R5
Trading Symbol	PXQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R5)	$ 3	0.06%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 852,504,683
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: High Growth Investor Fund Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: High Growth Investor Fund
Class Name	Class R6
Trading Symbol	PXGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: High Growth Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: High Growth Investor Fund (Class R6)	$ 3	0.06%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 852,504,683
Holdings Count | Holding	25
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 852,504,683
Total number of portfolio holdings	25
Portfolio turnover rate	25%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderate Investor Fund Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class A
Trading Symbol	OAMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class A)	$ 18	0.36%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 1,818,400,645
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderate Investor Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class C
Trading Symbol	OCMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class C)	$ 57	1.12%
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 1,818,400,645
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderate Investor Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R
Trading Symbol	ONMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R)	$ 32	0.62%
*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 1,818,400,645
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderate Investor Fund - Class S
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class S
Trading Symbol	PXMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class S)	$ 14	0.27%
*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[1]
Net Assets	$ 1,818,400,645
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderate Investor Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class Y
Trading Symbol	OYMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class Y)	$ 6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 1,818,400,645
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderate Investor Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R5
Trading Symbol	PXMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R5)	$ 6	0.12%
*	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 1,818,400,645
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderate Investor Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderate Investor Fund
Class Name	Class R6
Trading Symbol	PXMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderate Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderate Investor Fund (Class R6)	$ 3	0.05%
*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%	[1]
Net Assets	$ 1,818,400,645
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,818,400,645
Total number of portfolio holdings	27
Portfolio turnover rate	23%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderately Conservative Investor Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class A
Trading Symbol	CAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class A)	$ 23	0.45%
*	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 268,289,135
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderately Conservative Investor Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class C
Trading Symbol	CACMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class C)	$ 61	1.20%
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 268,289,135
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderately Conservative Investor Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R
Trading Symbol	CMARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R)	$ 36	0.70%
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 268,289,135
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderately Conservative Investor Fund - Class S
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class S
Trading Symbol	CMASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class S)	$ 18	0.35%
*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 268,289,135
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderately Conservative Investor Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class Y
Trading Symbol	CAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class Y)	$ 10	0.20%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[1]
Net Assets	$ 268,289,135
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderately Conservative Investor Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R5
Trading Symbol	CMAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R5)	$ 10	0.19%
*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 268,289,135
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Select Risk: Moderately Conservative Investor Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Select Risk: Moderately Conservative Investor Fund
Class Name	Class R6
Trading Symbol	CNSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Select Risk: Moderately Conservative Investor Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Select Risk: Moderately Conservative Investor Fund (Class R6)	$ 7	0.13%
*	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
Net Assets	$ 268,289,135
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 268,289,135
Total number of portfolio holdings	27
Portfolio turnover rate	22%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of June 30, 2025) Asset allocation (% of net assets)
Invesco Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class A)	$ 58	1.19%
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 1,758,222,104
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GTSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class C)	$ 93	1.92%
*	Annualized.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.92%	[1]
Net Assets	$ 1,758,222,104
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund - Class R
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R
Trading Symbol	GTSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R)	$ 70	1.44%
*	Annualized.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.44%	[1]
Net Assets	$ 1,758,222,104
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund - Class Y
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	GTSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class Y)	$ 46	0.94%
*	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 1,758,222,104
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Investor Class)	$ 55	1.13%
*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 1,758,222,104
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund - Class R5
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R5
Trading Symbol	GTSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R5)	$ 41	0.83%
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 1,758,222,104
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.

Invesco Small Cap Growth Fund - Class R6
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Invesco Small Cap Growth Fund (the “Fund”) for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last
Six Months
?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco Small Cap Growth Fund (Class R6)	$ 37	0.76%
*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 1,758,222,104
Holdings Count | Holding	120
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of June 30, 2025)
Fund net assets	$ 1,758,222,104
Total number of portfolio holdings	120
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of June 30, 2025)
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Carpenter Technology Corp.	1.72%
Encompass Health Corp.	1.58%
MACOM Technology Solutions Holdings, Inc.	1.51%
Clean Harbors, Inc.	1.48%
CyberArk Software Ltd.	1.47%
Ollie's Bargain Outlet Holdings, Inc.	1.43%
Q2 Holdings, Inc.	1.43%
RBC Bearings, Inc.	1.38%
Shake Shack, Inc., Class A	1.35%
Insmed, Inc.	1.35%
* Excluding money market fund holdings, if any.

[1]	Annualized.
[2]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.